Income Taxes - Components of Consolidated Income (Loss) before Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
United States	$ (463)	$ (666)	$ (204)
Foreign	5	0	0
Loss before income taxes	$ (458)	$ (666)	$ (204)